NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of Non-Controlling Interests
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2018	2017
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,655	1,852

The Company's Net (loss)/income attributable to non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2018	2017	2016
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	(185)	220	215
Non-controlling interest in Portland Natural Gas Transmission System[1]	—	9	20
Non-controlling interest in Columbia Pipeline Partners LP2	—	9	17
	(185)	238	252

1
Non-controlling interest in 2017 for the period January 1 to May 31 when TransCanada sold its remaining interest in Portland to TC PipeLines, LP. Refer to Note 26, Acquisitions and dispositions for further information.

2	Non-controlling interest up to February 17, 2017 acquisition of all publicly held common units of Columbia Pipeline Partners LP.